Investment Strategy - Roundhill Meme Stock ETF	Oct. 07, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by investing in the equity securities of meme stocks. Meme stocks are characterized by elevated trading volumes relative to comparable public companies during periods of intense online attention and extreme price volatility, with trading activity sometimes driven more by social media momentum than by fundamental or traditional technical analysis. For purposes of the Fund’s strategy, “social media momentum” is defined as short-term increases in online engagement related to an issuer as measured by the volume, velocity, and engagement (e.g., likes, comments, shares) of posts and discussions about the issuer or its ticker across widely used platforms and forums. Social media momentum is not a measure of company fundamentals and may subside quickly. Meme stocks are highly speculative and volatile. If purchases or sales are timed incorrectly, investments in meme stocks can lead to substantial losses.

Accordingly, Roundhill Financial Inc. (“Roundhill” or the “Adviser”), in determining which stocks are properly defined as “Meme Stocks” and are thus eligible for inclusion in the Fund’s portfolio, first screens out all U.S.-listed common stocks and American depositary receipts (“ADRs”) that are not among the 200 most highly traded securities on U.S. securities exchanges. It will then rank those 200 remaining eligible securities by implied volatility. Implied volatility is a measure derived from an option’s market prices, indicating the market's expectation of future price swings in an underlying asset over a period of time.

The 30 securities with the highest implied volatility are eligible for inclusion in the portfolio and are defined as “Meme Stocks.” At each rebalance, which may occur as frequently as weekly, the Adviser will review the eligible universe of Meme Stocks and select a minimum of 13 and maximum of 25 securities for the portfolio. This selection will be based upon a determination by the Adviser, in its sole discretion, regarding which Meme Stocks are of most interest to the investing public, which it determines based upon its analysis of “social media momentum,” as defined above.

Once selected, the securities comprising the Fund’s portfolio will be approximately weighted based on implied volatility, with stocks with higher implied volatility being assigned higher weight. Under normal circumstances, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in Meme Stocks.

The Fund’s portfolio may be composed of small-, mid- or large-capitalization issuers.

The Fund will not concentrate (i.e., invest more than 25% of its total assets) its investments in securities of issuers in any industry or group of industries.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940 (the “1940 Act”).